SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) (Parenthetical)	Dec. 31, 2025	Jul. 06, 2023
Ten-League Corporations Pte. Ltd. [Member]
ScheduleOfAmountsDueToRelatedPartiesLineItem [Line Items]
Ownership interest	100.00%	85.27%